Owners' Capital/Partners' Equity - Equity offering (Details) $ / shares in Units, $ in Thousands											12 Months Ended
	Nov. 15, 2018 USD ($) $ / shares shares	Apr. 26, 2018 USD ($) $ / shares shares	Apr. 03, 2018 EquityInstruments $ / shares shares	Jan. 17, 2018 USD ($) $ / shares shares	Nov. 03, 2017 USD ($)	May 16, 2017 USD ($) shares	May 15, 2017 USD ($) $ / shares shares	Feb. 24, 2017 $ / shares shares	Jan. 27, 2017 USD ($) $ / shares shares	Aug. 05, 2016 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) EquityInstruments $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 shares	May 17, 2017	Dec. 31, 2015 shares
Equity offering - Issuance of units and proceeds
Number of subordinated units converted into common units						9,822,358
Conversion ratio of subordinated units to common units						1
RCUs
Equity offering - Issuance of units and proceeds
Number of units vested during the period | EquityInstruments			16,999								16,999
PCUs
Equity offering - Issuance of units and proceeds
Number of units vested during the period | EquityInstruments			16,999								16,999
GasLog Ltd.
Equity offering - Issuance of units and proceeds
General partner interest in GasLog Partners		2.00%							2.00%	2.00%	2.00%			2.00%
ATM Programme
Equity offering - Issuance of units and proceeds
Aggregate offering price | $					$ 144,040	$ 100,000
ATM Programme | GasLog Ltd.
Equity offering - Issuance of units and proceeds
General partner interest in GasLog Partners											2.00%	2.00%
Common units
Equity offering - Issuance of units and proceeds
Number of common units in public offering or general partner units									3,750,000	2,750,000	2,553,899	6,607,405	2,750,000
Number of common units issued to GasLog in exchange for net assets contributions to the Partnership		1,858,975									1,858,975
Number of common or general partner units issued in share-based payment			33,998								33,998
Price per unit | $ / shares		$ 24.21	$ 23.55						$ 20.50	$ 19.50
Net proceeds from issuance of units after deducting underwriting discount and other offering expenses | $									$ 78,197	$ 52,299
Number of subordinated units converted into common units												9,822,358
Number of units outstanding											45,448,993	41,002,121	24,572,358		21,822,358
Common units | Underwriters
Equity offering - Issuance of units and proceeds
Number of common units in public offering or general partner units								120,000
Price per unit | $ / shares								$ 20.50
Common units | ATM Programme
Equity offering - Issuance of units and proceeds
Number of common units in public offering or general partner units											2,553,899	2,737,405
Price per unit | $ / shares											$ 23.72	$ 22.97
Net proceeds from issuance of units after deducting underwriting discount and other offering expenses | $											$ 60,013	$ 61,224
Preference units
Equity offering - Issuance of units and proceeds
Number of preference units issued	4,000,000			4,600,000			5,750,000				8,600,000	5,750,000
Distribution rate	8.50%			8.20%			8.625%
Liquidation preference per unit | $ / shares	$ 25.00			$ 25.00			$ 25.00
Price per unit | $ / shares	$ 25.00			$ 25.00			$ 25.00
Net proceeds from issuance of preference units | $	$ 96,307			$ 111,194			$ 138,804
Number of units outstanding											14,350,000	5,750,000
Preference units | Underwriters
Equity offering - Issuance of units and proceeds
Number of preference units issued				600,000			750,000
General partner units
Equity offering - Issuance of units and proceeds
Number of common units in public offering or general partner units		38,632							78,980	56,122	90,753	134,846	56,122
Net proceeds from issuance of units after deducting underwriting discount and other offering expenses | $		$ 935							$ 1,619	$ 1,094
Number of units outstanding											927,532	836,779	701,933		645,811
General partner units | ATM Programme
Equity offering - Issuance of units and proceeds
Number of common units in public offering or general partner units											52,121	55,866
Net proceeds from issuance of units after deducting underwriting discount and other offering expenses | $											$ 1,236	$ 1,283